Supplemental information on oil and gas activities (Schedule of Costs Incurred in Exploration, Property Acquisitions and Development) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	$ 115,689	$ 0	$ 0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	115,689	0	0
Exploration	38,245	73,478	81,928
Development	72,524	129,065	126,060
Total costs incurred	110,769	202,543	207,988
Colombia
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	35,443	46,330	66,953
Development	70,931	127,403	125,997
Total costs incurred	106,374	173,733	192,950
Argentina
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	115,689	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	115,689	0	0
Exploration	2,345	2,839	1,481
Development	1,432	0	0
Total costs incurred	3,777	2,839	1,481
Brazil
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	147	86	107
Development	150	933	255
Total costs incurred	297	1,019	362
Ecuador
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	310	24,223	13,331
Development	11	729	372
Total costs incurred	321	24,952	13,703
Chile
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	0	0	56
Development	0	0	(564)
Total costs incurred	$ 0	$ 0	$ (508)